UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [X ]; Amendment Number
This Amendment (Check only one.): [ X] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	Clarendon House
		2 Church Street
		PO Box HM 666
		Hamilton, HM CX  Bermuda

13F File Number: 028-04297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		April 27, 2010


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:		6

Form 13F Information Table Value Total:		$        1,662,355,000










List of Other Included Managers:			1. 028-13512 Northern Cross, LLC

                                                                         FORM 13F INFORMATION TABLE



          Column 1            Column 2  Column 3          Column 4 Column 5        Column 6  Column 7 Column8

                                                            VALUE   SHARES/ SH/PUTINVESTMENT  OTHER  VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLCUSIP             (x$1000)  PRN AMT PRNCALDISCRETION MANAGERS  SOLE    SHARED NONE

ANGLO AMERICAN PLC ADR       ADR        03485P201           198,1099,088,468sh    Shared-Othe       1  263,360
ANGLOGOLD ASHANTI - SPON ADR Spsrd ADR  035128206           244,1396,433,184sh    Shared-Othe       1  167,575
CAMECO CORP (ADR)            ADR        13321L108           318,12811,606,28sh    Shared-Othe       1  172,102
FIBRIA CELULOSE SA - ADR     ADR        31573A109           158,8637,260,666sh    Shared-Othe       1        0
ITAU UNIBANCO HOLDINGS S.A. -ADR        465562106           602,65527,405,87sh    Shared-Othe       1  283,024
ROYAL DUTCH SHELL - ADR A    ADR        780259206           140,4612,427,600sh    Shared-Othe       1   50,000




























